Leases (Schedule of disclosures of lease liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Repayment of leases liabilities	$ (701)	$ (693)	$ (508)
Interest	102	120
Lease liability Balance as of December 31,	846	1,391
Lease liabilities [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Balance as of December 31,	1,990	2,307
Repayment of leases liabilities	(701)	(693)
Effect of changes in exchange rates	(210)	68
New finance lease obligation recognized	117	155
Adjustments for indexation	83	49
Interest	101	120
Disposals-Termination of leases	(2)	(16)
Balance as of December 31,	1,378	1,990	2,307
Current maturities of long-term leases	(532)	(599)
Lease liability Balance as of December 31,	846	1,391
Lease liabilities [Member] | Buildings [member]
Disclosure of maturity analysis of operating lease payments [line items]
Balance as of December 31,	1,691	1,953
Repayment of leases liabilities	(477)	(477)
Effect of changes in exchange rates	(182)	55
New finance lease obligation recognized	0	0
Adjustments for indexation	74	42
Interest	93	118
Disposals-Termination of leases	0	0
Balance as of December 31,	1,199	1,691	1,953
Current maturities of long-term leases	(399)	(403)
Lease liability Balance as of December 31,	800	1,288
Lease liabilities [Member] | Motor vehicles [member]
Disclosure of maturity analysis of operating lease payments [line items]
Balance as of December 31,	299	354
Repayment of leases liabilities	(224)	(216)
Effect of changes in exchange rates	(28)	13
New finance lease obligation recognized	117	155
Adjustments for indexation	9	7
Interest	8	2
Disposals-Termination of leases	(2)	(16)
Balance as of December 31,	179	299	$ 354
Current maturities of long-term leases	(133)	(196)
Lease liability Balance as of December 31,	$ 46	$ 103